INCOME TAX AND SOCIAL CONTRIBUTION (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAX AND SOCIAL CONTRIBUTION
Summary of breakdown of deferred income tax and social contribution – Assets
	Consolidated
	2023	2022
Tax loss carryforwards	1,778,203	2,465,805
Receivables	141,595	192,260
Inventory	141,650	219,367
Fixed and intangible assets	31,991	160,716
Lease liabilities	262,175	444,444
Accruals, reserves and provision for tax, civil and labor risks (b)	358,108	649,768
Employee benefits	340,807	373,817
Non-functional currency positions, including derivatives and hedge accounting transactions (c)	9,811	307,732
Foreign tax credit carryforwards (a)	10,003	363,493
Other temporary differences	145,151	124,689
Total deferred tax assets	3,219,494	5,302,091

Non-functional currency positions, including derivatives and hedge accounting transactions (c)	(16,500)	-
Fixed and intangible assets	(213,266)	(339,627)
Employee benefits	(145,149)	(132,609)
Right to use assets	(195,814)	(359,072)
Contingent consideration	(157,966)	-
Fair value of identifiable net assets in business combination (d)	(281,436)	(1,561,946)
Other temporary differences	(336,758)	(323,736)
Total deferred tax liabilities	(1,346,889)	(2,716,990)

Total of deferred income tax and social contribution, net	1,872,605	2,585,101

Deferred income taxes and social contribution assets, net (e)	2,200,695	3,519,515
Deferred income taxes and social contribution liabilities, net (e)	(328,090)	(934,414)

a)	Primarily relates to foreign tax credit carryforwards in Brazil that had historically been reported as prepaid income taxes rather than deferred tax assets.
b)	Includes (i) expenses under the accrual basis, reflecting deductible expenses incurred in the year, (ii) deferred revenue, (iii) accrued and unpaid compensation and (iv) other reserves not currently deductible for tax.
c)	Due to underlying changes in non-functional currencies relative to the Brazilian Real, the balance at 2023 year-end primarily reflects a loss on a hedge instrument that can only be deducted when the hedge instrument is settled; as of 2022 year-end, the balance primarily reflected a gain on a hedge which could be deferred until settlement.
d)	The balance includes deferred income tax liability on the fair value of net identifiable assets in the acquisition of the subsidiaries Avon, The Body Shop and Aesop.
e)	Balance presented in the balance sheet including the effects of the jurisdictional offset of deferred tax assets and liabilities of the same nature, originating from the same taxpayer and tax authority.

Summary of changes in deferred asset and liability income tax and social contribution
	Consolidated
	Asset	Liability
Balance as of December 31, 2021	3,100,515	(994,041)
Effect on statement of profit or loss	599,136	(1,071)
Reserve for grant of options and restricted shares	28,750	(1,617)
Other comprehensive income impact	270,035	-
Translation adjustment	(478,921)	62,315
Balance as of December 31, 2022	3,519,515	(934,414)
Effect on income statement	(894,732)	(167,668)
Transfer between deferred income tax and social contribution liabilities and assets	(18,502)	18,502
Reclass of UTP to Deferred Tax Liability	-	(46,760)
Transfer of Prepaid to Deferred Tax	20,213
Discontinued operations	(374,090)	788,977
Reserve for grant of options and restricted shares	(31,772)	2,486
Other comprehensive income impact	8,195	-
Translation adjustment	(28,132)	10,787
Balance as of December 31, 2023	2,200,695	(328,090)

Schedule of tax losses carryforwards for which no deferred tax asset recognised
Item	Amount	Indefinite Expiration	Definite Expiration
Net operating loss (a)	9,513,303	8,715,748	797,555
Credits (b)	584,474	-	584,474
Other future deductible Items	2,156,658	2,156,658
Total	12,254,435	10,872,406	1,382,029

a)	During 2024, no significant expirations are expected; the majority of expirations are expected to occur in 2027 and successive years.
b)	During 2024, no significant expirations are expected; the majority of expirations are expected to occur in 2027.

Summary of reconciliation of income tax and social contribution
	Consolidated
	2023	2022
Loss before income tax and social contribution	(2,668,347)	(2,168,618)
Income tax and social contribution at the rate of 34%	907,238	737,330
Brazil Investment subsidies	427,897	207,608
Share of profit of equity investees	-	-
Effect from differences of tax rates of entities abroad	(147,265)	(103,447)
Taxation of profits of foreign subsidiaries (a)	(49,264)	56,126
Unrecognized Deferred income tax (b)	(642,608)	(762,362)
Exercise of purchase options and restricted share plans		52
Non-Deductible donation and contribution	(27,136)	(35,616)
Interest on Net Equity	-	-
Withholding and Sub-national taxes not recognized	(42,763)	(60,121)
Goodwill impairment (b)	(225,723)	(70,730)
Other permanent differences	(113,976)	(61,193)
Income tax and social contribution benefit (expenses)	86,400	(92,353)

Income tax and social contribution - current	(976,000)	(690,418)
Income tax and social contribution - deferred	1,062,400	598,065

Effective tax rate - %	4.3%	(4.3% )

a)	Certain earnings of foreign subsidiaries may be subjected to income taxation net of applicable credits, if any, by their parent holding companies in addition to the local taxing jurisdictions in which they conduct operations. Within the Natura Group, these types of taxation regimes exist in various jurisdictions including but not limited to Brazil, Australia, United Kingdom, United States.
b)	During 2022 and 2023, the Company recognizes an impairment of the goodwill associated with Avon International CGU. The Avon International goodwill resulting from its acquisition is non-deductible for income tax purposes.